Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Issued debt instruments
Equity-linked	[1]	$ 34,392	$ 35,046
Rates-linked		12,073	5,961
Credit-linked		3,282	3,013
Fixed-rate		5,099	4,022
Other		2,185	2,740
Total debt issued designated at fair value		57,031	50,782
of which: issued by UBS AG with original maturity greater than one year	[2]	40,289	38,230
of which: life-to-date own credit (gain) / loss		$ (270)	$ 163
Unsecured portion of issued debt instruments with original maturity greater than one year		99.00%	99.00%
UBS AG
Issued debt instruments
Equity-linked	[1]	$ 34,392	$ 35,046
Rates-linked		12,073	5,961
Credit-linked		3,282	3,013
Fixed-rate		5,099	4,022
Other		2,185	2,740
Total debt issued designated at fair value		57,031	50,782
of which: issued by UBS AG with original maturity greater than one year	[2]	40,289	38,230
of which: life-to-date own credit (gain) / loss		$ (270)	$ 163
Unsecured portion of issued debt instruments with original maturity greater than one year		99.00%	99.00%

[1]	Includes investment fund unit-linked instruments issued
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2018 was unsecured (31 December 2017: more than 99% of the balance was unsecured).